Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

Megan H. Koehler

March 28, 2025

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Thornburg Investment Trust (the “Trust”), in accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the forms of the Prospectus and Statement of Additional Information for the Thornburg Investment Grade Bond Managed Account Fund and the Thornburg High Income Bond Managed Account Fund (Class SMA shares) that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 158 to the Trust’s Registration Statement under the Securities Act and Amendment No. 176 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which was filed electronically via EDGAR on March 25, 2025 (Accession No. 0001999371-25-003097).

Please contact me or Dan April with any questions.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901